Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013 Event	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Acquisition of additional goodwill						$ 10,500,000
Acquisition of core deposits					3,200,000
Acquisition of wealth management relationships					100,000
Acquisition of insurance contract relationships					500,000
Number of triggering events					0
Amortization expense on finite-lived intangible assets	260,000	379,000	873,000	1,223,000	1,591,000	1,709,000	1,737,000
Mainline [Member]
Goodwill [Line Items]
Acquisition of additional goodwill						6,700,000
Gateway [Member]
Goodwill [Line Items]
Acquisition of additional goodwill						$ 3,800,000